Inventories (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Raw materials	$ 43,987	$ 40,679	$ 26,534
Finished goods	6,037	3,320	4,029
Inventory, Net	$ 50,024	$ 43,999	$ 30,563